Calculation of Earnings Per Share (Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Calculation of Earnings Per Share [Abstract]
Net income	$ 967	$ 1,019	$ 1,009	$ 1,006	$ 883	$ 1,132	$ 1,215	$ 418	$ 4,001	$ 3,648	$ 4,680
Weighted-average common shares outstanding									4,210,336	4,231,404	4,241,286
Basic earnings per share	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.95	$ 0.86	$ 1.10
Common stock equivalents due to effect of stock options									1,000	2,000	3,000
Total weighted-average common shares and equivalents									4,211,078	4,233,448	4,244,507
Diluted earnings per share	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 0.20	$ 0.27	$ 0.29	$ 0.10	$ 0.95	$ 0.86	$ 1.10
Anit-dilutive stock options outstanding									78	79	60